Employee Benefit Plan - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Postemployment Benefits [Abstract]
Matching contributions to the plan	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 36,000